Equity-Based Compensation - New Multi-Year Outperformance Plan (Details) (New Multi-Year Outperformance Plan [Member], Performance Shares [Member], USD $) In Millions, unless otherwise specified	12 Months Ended	36 Months Ended
	Dec. 31, 2013	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation, Maximum Award Opportunity	$ 222.1	$ 222.1
Performance Based Award Percentage, as Percentage of the Company's Market Capitalization		5.00%
Share-based compensation, award vesting percentage	33.33%
Absolute Component [Member] | Excess Return, Above Threshold [Member] | Annual Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Return Percentage Threshold	7.00%	7.00%
Absolute Component [Member] | Excess Return, Above Threshold [Member] | Maximum [Member] | Performance Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation, Hurdle Percentage	4.00%	4.00%
Share-based Compensation Arrangement by Share-based Payment Award, Return Percentage Threshold	21.00%	21.00%
Relative Component [Member] | Relative Component, Linear Interpolation [Member] | Maximum [Member] | Performance Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Return Percentage Threshold	18.00%	18.00%
Relative Component [Member] | Relative Component, Linear Interpolation [Member] | Maximum [Member] | Annual Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Linear Interpolation Percent	1.00%	1.00%
Share-based Compensation Arrangement by Share-based Payment Award, Return Percentage Threshold	6.00%	6.00%
Relative Component [Member] | Relative Component, Linear Interpolation [Member] | Maximum [Member] | Interim Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Return Percentage Threshold	0.00%	0.00%
Relative Component [Member] | Relative Component, Linear Interpolation [Member] | Minimum [Member] | Performance Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Linear Interpolation Percent	50.00%	50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Return Percentage Threshold	0.00%	0.00%
Relative Component [Member] | Relative Component, Linear Interpolation [Member] | Minimum [Member] | Annual Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Return Percentage Threshold	0.00%	0.00%
Relative Component [Member] | Relative Component, Linear Interpolation [Member] | Minimum [Member] | Interim Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Return Percentage Threshold	0.00%	0.00%
Relative Component [Member] | 100 Percent Cumulative Threshold [Member] | Performance Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Return Percentage Threshold	18.00%	18.00%
Relative Component [Member] | 100 Percent Cumulative Threshold [Member] | Annual Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Return Percentage Threshold	6.00%	6.00%
Relative Component [Member] | 100 Percent Cumulative Threshold [Member] | Interim Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Return Percentage Threshold	12.00%	12.00%
Relative Component [Member] | 50% Component Threshold [Member] | Performance Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Return Percentage Threshold	0.00%	0.00%
Relative Component [Member] | 50% Component Threshold [Member] | Annual Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Return Percentage Threshold	0.00%	0.00%
Relative Component [Member] | 50% Component Threshold [Member] | Interim Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Return Percentage Threshold	0.00%	0.00%
Relative Component [Member] | 0% Cumulative Threshold [Member] | Performance Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Return Percentage Threshold	0.00%	0.00%
Relative Component [Member] | 0% Cumulative Threshold [Member] | Annual Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Return Percentage Threshold	0.00%	0.00%
Relative Component [Member] | 0% Cumulative Threshold [Member] | Interim Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Return Percentage Threshold	0.00%	0.00%
Interim Period [Member] | Absolute Component [Member] | Excess Return, Above Threshold [Member] | Interim Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Return Percentage Threshold	14.00%	14.00%